PGIM Quant Solutions Large-Cap Value Fund Expense Example, No Redemption - PGIM Quant Solutions Large-Cap Value Fund	Feb. 28, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 657
Expense Example, No Redemption, 3 Years	928
Expense Example, No Redemption, 5 Years	1,219
Expense Example, No Redemption, 10 Years	2,045
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	216
Expense Example, No Redemption, 3 Years	747
Expense Example, No Redemption, 5 Years	1,306
Expense Example, No Redemption, 10 Years	2,533
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	509
Expense Example, No Redemption, 5 Years	909
Expense Example, No Redemption, 10 Years	2,027
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	287
Expense Example, No Redemption, 5 Years	510
Expense Example, No Redemption, 10 Years	1,152
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	366
Expense Example, No Redemption, 5 Years	673
Expense Example, No Redemption, 10 Years	$ 1,544